Real Estate - Schedule of Real Estate Under Development (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Land Held for Development	$ 1,585,162,786	$ 1,575,311,904	$ 1,558,892,731
Real Estate Under Development [Member] | Murfreesboro, TN [Member]
Real Estate [Line Items]
Land Held for Development	2,469,183
Construction in Progress	107,284
Total Carrying Value	$ 2,576,467